PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited)
1
Voya Target
Retirement 2040 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 30 .7%
109,961  iShares Core S&P Mid-
Cap ETF
$ 6,805,486
6 .0
40,792  iShares Core S&P
Small-Cap ETF
4,752,268
4 .2
21,943  iShares Core U.S.
Aggregate Bond ETF
2,199,786
2 .0
92,132  SPDR Portfolio High
Yield Bond ETF
2,192,741
1 .9
292,959  Vanguard FTSE
Developed Markets
ETF
15,348,122
13 .6
24,511  Vanguard FTSE
Emerging Markets ETF
1,096,132
1 .0
36,754  Vanguard Long-Term
Treasury ETF
2,223,617
2 .0
Total Exchange-Traded
Funds
(Cost $30,565,746)
34,618,152
30 .7
MUTUAL FUNDS : 69 .2%
Affiliated Investment Companies : 22 .1%
1,383,289  Voya Intermediate
Bond Fund - Class R6
12,311,274
11 .0
828,530  Voya Multi-Manager
International Equity
Fund - Class I
9,229,827
8 .2
284,634  Voya VACS Series
EME Fund
3,284,679
2 .9
24,825,780
22 .1
Unaffiliated Investment Companies : 47 .1%
853,450  Nuveen S&P 500 Index
Fund - Class R6
53,076,038
47 .1
Total Mutual Funds
(Cost $63,780,292)
77,901,818
69 .2
Total Long-Term
Investments
(Cost $94,346,038)
112,519,970
99 .9
Total Investments in
Securities
(Cost $94,346,038) $ 112,519,970 99 .9
Assets in Excess of
Other Liabilities 78,373 0.1
Net Assets $ 112,598,343 100.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)
2
Voya Target
Retirement 2040 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 34,618,152 $ — $ — $ 34,618,152
Mutual Funds 77,901,818 — — 77,901,818
Total Investments, at fair value $ 112,519,970 $ — $ — $ 112,519,970
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 11,496,995 $ 734,423 $ (369,975) $ 449,831 $ 12,311,274 $ 146,337 $ 2,209 $ —
Voya Multi-Manager International
Equity Fund - Class I
8,710,289 659,917 (575,904) 435,525 9,229,827 — 47,564 —
Voya VACS Series EME Fund
3,137,563 122,774 (109,248) 133,590 3,284,679 — 11,947 —
$ 23,344,847 $ 1,517,114 $ (1,055,127) $ 1,018,946 $ 24,825,780 $ 146,337 $ 61,720 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 18,173,932
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 18,173,932